Plant, Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Plant, Property and Equipment
Plant, Property and Equipment

Note 4. Plant, Property and Equipment

        Plant, property and equipment consisted of the following:

	March 31, 2014	December 31, 2013
	(in millions)
Distribution facilities	$1,035.0	$1,005.8
Customer premise equipment	367.4	354.2
Head-end equipment	218.8	211.1
Telephony infrastructure	96.4	91.7
Computer equipment and software	59.8	56.5
Vehicles	25.4	25.2
Buildings and leasehold improvements	54.5	54.2
Office and technical equipment	30.3	29.9
Land	7.7	7.7
Construction in progress (including material inventory and other)	38.4	49.4

Total plant, property and equipment	1,933.7	1,885.7
Less accumulated depreciation	(1,049.5)	(994.8)

	$884.2	$890.9

        Depreciation expense for the three months ended three months ended March 31, 2014 and 2013 was $57.0 million and $54.2 million, respectively. Included in depreciation expense were (gains) losses on write-offs or sales of customer premises equipment of $(0.4) million and $0.1 million for the three months ended March 31, 2014 and 2013, respectively.

4. Plant, Property and Equipment

        Plant, property and equipment consist of the following:

	December 31, 2013	December 31, 2012
	(in millions)
Distribution facilities	$1,005.8	$886.8
Customer premise equipment	354.2	323.5
Head-end equipment	211.1	180.1
Telephony infrastructure	91.7	89.9
Computer equipment and software	56.5	33.6
Vehicles	25.2	29.9
Buildings and leasehold improvements	54.2	50.9
Office and technical equipment	29.9	18.8
Land	7.7	7.7
Construction in progress (including material inventory and other)	49.4	22.0

Total plant, property and equipment	1,885.7	1,643.2
Less accumulated depreciation	(994.8)	(782.3)

	$890.9	$860.9

        Depreciation expense for the years ended December 31, 2013, 2012 and 2011 were $217.8 million, $184.5 million, and $134.2 million, respectively. Included in depreciation expense were losses of write-offs and sales of customer premises equipment of $0.4 million, nil and $2.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.